Net profit per share - Schedule of Computation of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to FinVolution Group's ordinary shareholders	¥ 2,266,382	$ 328,596	¥ 2,508,947	¥ 1,972,700
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,412,648,862	1,412,648,862	1,420,870,790	1,477,162,991
Net profit per share attributable to FinVolution Group's ordinary shareholders — basic | (per share)	¥ 1.6	$ 0.23	¥ 1.77	¥ 1.34
Net profit attributable to FinVolution Group's ordinary shareholders | ¥	¥ 2,266,382		¥ 2,508,947	¥ 1,972,700
Weighted average number of ordinary shares outstanding - diluted	1,454,291,316	1,454,291,316	1,482,501,832	1,491,325,420
Net income (loss) per ADS - Diluted | (per share)	¥ 1.56	$ 0.23	¥ 1.69	¥ 1.32
Employee Stock Option [Member]
Denominator:
Ordinary shares issuable using treasury stock method	2,330,707	2,330,707	8,495,974	9,801,862
Restricted Stock Units (RSUs) [Member]
Denominator:
Ordinary shares issuable using treasury stock method	39,311,747	39,311,747	53,135,068	4,360,567